Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory
Summary of inventory

	December 31, 2021	December 31, 2020
Parts and battery	$906,505	$995,368
Work in progress	128,424	75,811
Vehicles	4,232,736	48,324
Inventory provision	(1,687,215)	(510,409)
	$3,580,450	$609,094